Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Summary of Remaining Contractual Maturities for Borrowings and Derivative Financial Instruments	The table shows undiscounted principal and interest cash flows and includes contractual gross cash flows to be exchanged as part of cross-currency interest rate swaps and forward foreign exchange contracts where there is a legal right of set-off.

AT 31 DECEMBER 2021		Contractual cash flow
	Carrying amount £m	Within 1 year £m	1-2 years £m	2-3 years £m	3-4 years £m	4-5 years £m	More than 5 years £m	Total £m
Borrowings
Fixed rate borrowings	(5,828)	(156)	(741)	(1,106)	(704)	(709)	(3,126)	(6,542)
Floating rate borrowings	(131)	(131)	–	–	–	–	–	(131)
Lease liabilities	(208)	(75)	(63)	(43)	(25)	(4)	(31)	(241)

Derivative financial liabilities
Interest rate derivatives	(5)	–	–	(1)	(2)	(2)	(7)	(12)
Cross-currency interest rate swaps	(2)	(32)	(34)	(14)	(501)	–	–	(581)
Forward foreign exchange contracts	(7)	(1,741)	(382)	(207)	(27)	–	–	(2,357)

Derivative financial assets
Interest rate derivatives	19	22	10	4	–	–	–	36
Cross-currency interest rate swaps	16	29	26	7	511	–	–	573
Forward foreign exchange contracts	48	1,770	398	210	28	–	–	2,406
Total	(6,098)	(314)	(786)	(1,150)	(720)	(715)	(3,164)	(6,849)

AT 31 DECEMBER 2020		Contractual cash flow
	Carrying amount £m	Within 1 year £m	1-2 years £m	2-3 years £m	3-4 years £m	4-5 years £m	More than 5 years £m	Total £m
Borrowings
Fixed rate borrowings	(6,541)	(576)	(157)	(737)	(1,173)	(737)	(3,963)	(7,343)
Floating rate borrowings	(307)	(307)	–	–	–	–	–	(307)
Lease liabilities	(275)	(103)	(72)	(57)	(41)	(17)	(34)	(324)

Derivative financial liabilities
Cross-currency interest rate swaps	(3)	(32)	(8)	(29)	(9)	(495)	–	(573)
Forward foreign exchange contracts	(9)	(1,416)	(356)	(214)	(24)	–	–	(2,010)

Derivative financial assets
Interest rate derivatives	49	20	18	13	6	1	1	59
Cross-currency interest rate swaps	66	30	7	26	7	544	–	614
Forward foreign exchange contracts	42	1,425	370	223	25	–	–	2,043
Total	(6,978)	(959)	(198)	(775)	(1,209)	(704)	(3,996)	(7,841)

Summary of Fair Value Hedges

FAIR VALUE HEDGE RELATIONSHIPS	31 December 2021 Principal amount £m	31 December 2020 Principal amount £m	Fixed rate	Floating rate

€ 500m bond and € 500m interest rate swaps maturing 2021	–	(448)	0.4%	Euribor+0.3%

$700m bond and $700m interest rate swaps maturing 2023	(517)	(513)	3.5%	USD LIBOR+0.8%

€ 500m bond and € 500m interest rate swaps maturing 2024	(421)	(448)	1.0%	Euribor+0.7%

€ 600m bond and € 600m/$669.3m cross-currency interest rate swaps maturing 2025	(494)	(490)	1.3%	USD LIBOR+1.3%

$200m bond and $200m interest rate swaps maturing 2027	(148)	(146)	7.2%	USD LIBOR+5.8%

$750m bond and $750m interest rate swaps maturing 2030	(554)	–	3.0%	USD LIBOR+1.6%
	(2,134)	(2,045)

Summary of Gains and Losses on the Borrowings and Related Derivatives Designated as Fair Value Hedges
The gains and losses on the borrowings and related derivatives designated as fair value hedges, which are included in the income statement as part of finance costs, together with the total carrying values of the borrowings and related derivatives included in the statement of financial position, for the three years ended 31 December 2021, 2020 and 2019 were as follows:

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES AND CARRYING VALUES	1 January 2021 £m	Fair value movement gain/(loss) £m	Exchange gain/(loss) £m	31 December 2021 £m	Carrying values £m
USD debt	(36)	35	–	(1)	(1,221)
Related interest rate swaps	36	(28)	–	8	8
	–	7	–	7	(1,213)
EUR debt	(83)	55	1	(27)	(940)
Related interest rate swaps	83	(55)	(1)	27	27
	–	–	–	–	(913)
Total relating to USD and EUR debt	(119)	90	1	(28)	(2,161)
Total related interest rate swaps	119	(83)	(1)	35	35
Net gain on borrowings and related derivatives/total carrying value	–	7	–	7	(2,126)

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES AND CARRYING VALUES	1 January 2020 £m	Fair value movement gain/(loss) £m	Exchange gain/(loss) £m	31 December 2020 £m	Carrying values £m
USD debt	(13)	(25)	2	(36)	(701)
Related interest rate swaps	13	25	(2)	36	36
	–	–	–	–	(665)
EUR debt	(39)	(47)	3	(83)	(1,467)
Related interest rate swaps	39	47	(3)	83	83
	–	–	–	–	(1,384)
Total relating to USD and EUR debt	(52)	(72)	5	(119)	(2,168)
Total related interest rate swaps	52	72	(5)	119	119
Net gain on borrowings and related derivatives/total carrying value	–	–	–	–	(2,049)

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES AND CARRYING VALUES	1 January 2019 £m	Fair value movement gain/(loss) £m	Exchange gain/(loss) £m	31 December 2019 £m	Carrying values £m
USD debt	13	(26)	–	(13)	(699)
Related interest rate swaps	(14)	27	–	13	13
	(1)	1	–	–	(686)
EUR debt	(39)	(2)	2	(39)	(1,853)
Related interest rate swaps	39	2	(2)	39	39
	–	–	–	–	(1,814)
Total relating to USD and EUR debt	(26)	(28)	2	(52)	(2,552)
Total related interest rate swaps	25	29	(2)	52	52
Net (loss)/gain on borrowings and related derivatives/total carrying value	(1)	1	–	–	(2,500)

Summary of Movements in the Hedge Reserve Including Gains and Losses on Cash Flow Hedging Instruments
Movements in the hedge reserve and the cost of hedging reserve in 2020 and 2021, including gains and losses on cash flow hedging instruments, were as follows:

	Interest rate hedge reserve £m	Cost of hedging reserve £m	Foreign currency hedge reserve £m	Total £m
Hedge reserve at 31 December 2019: (losses) /gains deferred	–	(7)	14	7
Gains/(losses) arising in 2020	4	(1)	(9)	(6)
Amounts recognised in income statement	–	–	22	22
Hedge reserve at 31 December 2020: gains/(losses) deferred	4	(8)	27	23
(Losses)/gains arising in 2021	(3)	2	11	10
Amounts recognised in income statement	–	–	(9)	(9)
Hedge reserve at 31 December 2021: gains/(losses) deferred	1	(6)	29	24

Summary of Deferred Gains and Losses on Cash Flow Hedges Currently Expected to Recognised in Future Period
The deferred gains and losses on foreign currency cash flow hedges at 31 December 2021 are currently expected to be recognised in the income statement in future years as shown in the table below, together with the principal amount of hedges relating to each year and their total carrying values included within derivative assets and liabilities in the statement of financial position:

	Foreign currency hedge reserve £m	Principal amount of hedges £m	Carrying values £m
2022	16	442	23
2023	13	384	13
2024	–	210	–
2025	–	31	–
Total	29	1,067	36